360 FUNDS

FinTrust Income and Opportunity Fund (the “Fund”)

Class A Shares (Ticker Symbol: HROAX)

Institutional Class Shares (Ticker Symbol: HIOIX)

Supplement dated November 15, 2019

To the Fund’s Prospectus dated March 29, 2019

This Supplement revises information in the Fund’s prospectus dated March 29, 2019. If you would like another copy of the Fund’s prospectus, call us at 877-244-6235 or write to us at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 to request a free copy.

The following changes are made with respect to the Fund’s Prospectus:

SUMMARY

The following information under the section titled “Portfolio Managers” in the SUMMARY section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

•	Allen R. Gillespie, CFA, Managing Partner, Investments, and member of the Adviser’s Investment Committee, has managed the Fund since August 2018.
•	David E. Lewis, CFA, Chief Financial Officer, and member of the Adviser’s Investment Committee, has managed the Fund since August 2018.
•	John Mills, Portfolio Manager Consultant, managed the Fund from its inception until August 2018 and joined the Adviser’s Investment Committee and began managing the Fund again effective November 15, 2019.

* * * * * *

MANAGEMENT

The following information is inserted following the second paragraph under the section titled “Portfolio Managers” in the MANAGEMENT section of the Fund’s Prospectus:

John Mills, Portfolio Management Consultant, has over 25 years of investment management experience. Mr. Mills holds a BA in Economics/History from Wake Forest University and an MBA from The American Graduate School of International Management. He began his career working for Mitsubishi Bank in The World Trade Center as an analyst covering primarily retail companies including KMART. Additionally, Mr. Mills worked with Legg Mason and JC Bradford before their respective acquisitions.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

360 FUNDS

FinTrust Income and Opportunity Fund (the “Fund”)

Class A Shares (Ticker Symbol: HROAX)

Institutional Class Shares (Ticker Symbol: HIOIX)

Supplement dated November 15, 2019

To the Fund’s Statement of Additional Information dated March 29, 2019

This Supplement revises information in the Fund’s Statement of Additional Information (“SAI”) dated March 29, 2019. If you would like a copy of the Fund’s SAI, call us at 877-244-6235 or write to us at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 to request a free copy.

The following changes are made with respect to the Fund’s SAI:

MANAGEMENT AND ADMINISTRATION

The following information under the sections titled “Portfolio Managers”, “Ownership of Fund Shares”, “Other Accounts” and “Conflicts of Interest” of the MANAGEMENT AND ADMINISTRATION section of the Fund’s SAI are hereby deleted and replaced in their entirety with the following:

Compensation. Messrs. Allen R. Gillespie, David E. Lewis, and John Mills are the portfolio managers responsible for the day-to-day management of the Fund. Mr. Gillespie is compensated through salary and equity ownership of the Adviser. Mr. Lewis is compensated through salary, bonus and the Adviser’s phantom equity unit plan. Mr. Mills is compensated through salary, bonus, and investment advisory fees. This compensation is not determined by assets under management or performance of the Fund.

Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of February 28, 2019 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Allen R. Gillespie	F
David E. Lewis	A
John Mills*	E

* as of the end of November 30, 2019

Other Accounts. As of February 28, 2019, the Fund’s portfolio managers were responsible for managing the following types of accounts (other than the Fund):

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Allen R. Gillespie	0	0	0	0	1,393	$863,363,754
David E. Lewis	0	0	0	0	1,393	$863,363,754
John Mills*	0	0	0	0	27	$5,400,000

* as of November 30, 2019

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE